Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment
The following table summarizes the minimum contractual payments that Washington Gas will make under its pipeline transportation, storage and peaking contracts, as well as minimum contractual payments to purchase natural gas during the next five calendar years and thereafter.

Washington Gas Contract Minimums
(In millions)	Pipeline Contracts	Gas Purchase Commitments(a)
2020	$272.7	$314.4
2021	259.5	356.6
2022	254.4	340.6
2023	245.2	317.9
2024	212.8	321.0
Thereafter	791.4	1,969.8
Total	$2,036.0	$3,620.3
(a) Includes known and reasonably likely commitments to purchase natural gas. Cost estimates are based on forward market prices at December 31, 2019.

Schedule of Future Minimum Merger Commitments
The following table presents the future payments of merger commitments by calendar years

Merger Commitments Payments
(In millions)	2020	2021	2022	2023	2024	Thereafter	Total
Merger commitments	$6.3	$2.9	$1.5	$1.5	$1.5	$3.3	$17.0